COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Guarantor Obligations [Line Items]
Loss Contingency, Damages Sought, Value | $		$ 1
Finance Lease, Principal Payments	¥ 464.0	70,100,000
Guarantor Obligations, Current Carrying Value | ¥			¥ 462.0
Third Party [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments	420.0	61,200,000
Jinshang Leasing [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments	¥ 44.0	$ 6,400,000
Guarantor Obligations, Current Carrying Value			¥ 462.0	$ 67,300,000